UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 22.0%
Consumer Discretionary 3.0%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	1,555,000	1,733,237
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	546,022
10.125%, 4/15/2022	675,000	788,678
Cox Communications, Inc., 7.125%, 10/1/2012	1,800,000	1,819,503
Fortune Brands, Inc., 5.375%, 1/15/2016	880,000	768,383
TCI Communications, Inc., 8.75%, 8/1/2015	402,000	442,663
Time Warner Cable, Inc.:
6.2%, 7/1/2013	250,000	261,197
6.75%, 7/1/2018	1,300,000	1,315,405
Time Warner, Inc.:

7.625%, 4/15/2031		610,000	551,583
9.125%, 1/15/2013		1,405,000	1,498,548
Viacom, Inc.:
5.75%, 4/30/2011		1,598,000	1,597,249
6.75%, 10/5/2037		570,000	446,139

			11,768,607
Consumer Staples 3.9%
Altria Group, Inc., 9.25%, 8/6/2019		700,000	801,559
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		2,000,000	2,093,940
ConAgra Foods, Inc., 7.0%, 4/15/2019		1,200,000	1,274,984
CVS Caremark Corp.:
6.25%, 6/1/2027		1,027,000	968,675
6.302%, 6/1/2037		3,289,000	2,137,850
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013		2,000,000	1,998,584
Reynolds American, Inc., 7.75%, 6/1/2018		2,155,000	1,956,714
Safeway, Inc., 7.45%, 9/15/2027		1,300,000	1,308,896
The Kroger Co., 7.0%, 5/1/2018		2,555,000	2,717,738

			15,258,940
Energy 3.1%
ConocoPhillips, 5.75%, 2/1/2019		1,250,000	1,276,040
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		980,000	972,219
Devon Energy Corp., 6.3%, 1/15/2019 (b)		3,100,000	3,208,698
Enterprise Products Operating LLP, 6.3%, 9/15/2017		980,000	906,662
Hess Corp., 8.125%, 2/15/2019		2,050,000	2,245,876
Mariner Energy, Inc., 8.0%, 5/15/2017		900,000	652,500
ONEOK Partners LP, 8.625%, 3/1/2019		1,520,000	1,544,899
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036		270,000	232,545
6.5%, 8/15/2018		1,220,000	1,273,004

			12,312,443
Financials 6.9%
Bank of America Corp., 5.75%, 12/1/2017		2,300,000	1,878,999
BB&T Corp., 6.85%, 4/30/2019 (c)		990,000	964,269
Citigroup, Inc.:
5.25%, 2/27/2012		1,200,000	1,085,728
6.125%, 5/15/2018		800,000	672,334
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		303,000	295,792
FBL Financial Group, Inc., 5.875%, 3/15/2017		1,145,000	454,128
General Electric Capital Corp., 5.625%, 5/1/2018		2,090,000	1,823,391
JPMorgan Chase & Co., 6.3%, 4/23/2019		1,860,000	1,830,320
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		210,000	192,150
MetLife, Inc., Series A, 6.817%, 8/15/2018		1,100,000	1,038,345
Morgan Stanley, Series F, 6.625%, 4/1/2018		1,375,000	1,308,531
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018		1,815,000	2,127,723
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		1,848,000	1,448,272
PNC Bank NA, 6.875%, 4/1/2018		1,800,000	1,714,253
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		900,000	712,349
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	7,953,668	195,787
Telecom Italia Capital SA:
6.2%, 7/18/2011		320,000	322,413
7.721%, 6/4/2038		965,000	842,587
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027		2,520,000	1,805,494
6.0%, 5/1/2014 (c)		1,045,000	1,040,978

US Bancorp., LIBOR minus 1.46%, 0.0%, 12/11/2035	680,000	623,900
Verizon Wireless Capital LLC, 144A, 8.5%, 11/15/2018	2,300,000	2,754,487
Wachovia Corp., Series G, 5.5%, 5/1/2013	1,980,000	1,941,156

		27,073,386
Health Care 1.4%
HCA, Inc., 144A, 8.5%, 4/15/2019	1,130,000	1,137,063
McKesson Corp., 7.5%, 2/15/2019	1,000,000	1,077,379
Medco Health Solutions, Inc., 7.25%, 8/15/2013	2,000,000	2,059,460
Quest Diagnostics, Inc., 6.95%, 7/1/2037	1,310,000	1,163,378

		5,437,280
Industrials 0.4%
Waste Management, Inc., 6.375%, 3/11/2015	1,700,000	1,702,376
Materials 0.5%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019	1,750,000	1,864,578
Pliant Corp., 11.85%, 6/15/2009 *	5	2

		1,864,580
Telecommunication Services 1.2%
AT&T, Inc., 6.55%, 2/15/2039	2,000,000	1,923,434
Rogers Communications, Inc., 6.8%, 8/15/2018	900,000	943,114
Verizon Communications, Inc.:
5.25%, 4/15/2013	1,100,000	1,154,153
6.35%, 4/1/2019	550,000	571,506

		4,592,207
Utilities 1.6%
Alabama Power Co., 6.0%, 3/1/2039	760,000	754,495
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017	1,070,747	269,550
Majapahit Holding BV, REG S, 7.75%, 10/17/2016	300,000	251,056
Pepco Holdings, Inc., 6.125%, 6/1/2017	3,000,000	2,609,574
Progress Energy, Inc., 7.05%, 3/15/2019	2,230,000	2,364,001

		6,248,676

Total Corporate Bonds (Cost $89,510,977)		86,258,495
Asset-Backed 0.3%
Home Equity Loans
Countrywide Asset-Backed Certificates, "A6", Series 2006-S6, 5.657%, 3/25/2034 (Cost $3,093,210)	3,093,210	1,340,088
Commercial Mortgage-Backed Securities 4.5%
Banc of America Commercial Mortgage, Inc.:
"H", Series 2007-3, 144A, 5.658% **, 6/10/2049	1,875,000	82,044
"ASB", Series 2008-1, 6.173%, 2/10/2051	1,500,000	1,320,154
Bear Stearns Commercial Mortgage Securities, "AAB", Series 2007-PW16, 5.719% **, 6/11/2040	3,725,000	3,312,804
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 5.819% **, 6/15/2049	1,660,000	136,950
"H", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	2,910,000	218,250
"J", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	1,000,000	70,000
"K", Series 2007-LD11, 144A, 5.819% **, 6/15/2049	2,380,000	142,800
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	3,700,000	3,205,777
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050	1,810,000	1,550,445
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	2,600,685

Morgan Stanley Capital I, "AAB", Series 2007-IQ14, 5.654%, 4/15/2049		3,465,000	2,940,285
Wachovia Bank Commercial Mortgage Trust, "ABP", Series 2007-C32, 5.929% **, 6/15/2049		2,245,000	1,950,190

Total Commercial Mortgage-Backed Securities (Cost $27,745,503)			17,530,384
Collateralized Mortgage Obligations 3.8%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.748% **, 5/25/2036		3,190,000	848,308
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		545,101	424,591
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		1,890,412	1,910,928
Federal Home Loan Mortgage Corp.:
"QM", Series 2628, 4.5%, 11/15/2031		2,351,694	2,404,332
"VA", Series 3451, 5.0%, 4/15/2019		2,506,724	2,626,450
"QB", Series 3242, 5.5%, 1/15/2034		1,515,000	1,583,755
Federal National Mortgage Association:
"PG", Series 2002-3, 5.5%, 2/25/2017		2,893,773	3,052,963
"ZQ", Series G92-9, 7.0%, 12/25/2021		39,019	38,983
GSR Mortgage Loan Trust, "2A4", Series 2006-AR1, 5.176% **, 1/25/2036		5,145,000	1,337,352
Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25% **, 12/25/2035		3,410,000	847,817

Total Collateralized Mortgage Obligations (Cost $23,232,986)			15,075,479
Mortgage-Backed Securities Pass-Throughs 39.5%
Federal Home Loan Mortgage Corp.:
5.288% **, 6/1/2035		2,182,072	2,252,551
5.374% **, 9/1/2038		2,106,802	2,196,556
6.0%, 2/1/2036		9,757,733	10,231,136
6.5%, 12/1/2036		3,419,054	3,611,642
7.0%, 1/1/2038		1,025,244	1,098,372
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 8/1/2033		5,218,419	5,329,718
5.0%, with various maturities from 8/1/2020 until 2/1/2038		35,706,176	36,842,515
5.455% **, 1/1/2038		1,841,654	1,925,657
5.5%, with various maturities from 12/1/2024 until 7/1/2037 (c)		36,795,859	38,232,453
6.0%, with various maturities from 9/1/2036 until 2/1/2037		11,378,483	11,921,795
6.5%, with various maturities from 9/1/2016 until 9/1/2038		17,077,941	18,223,731
7.0%, 4/1/2038		1,712,948	1,841,553
8.0%, 9/1/2015		359,712	384,823
Government National Mortgage Association, 5.0%, 12/1/2036 (c)		20,000,000	20,692,188

Total Mortgage-Backed Securities Pass-Throughs (Cost $150,849,139)			154,784,690
Government & Agency Obligations 17.5%
Other Government Related 9.9%
American Express Bank FSB, FDIC Guaranteed, 3.15%, 12/9/2011		8,000,000	8,215,864
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012 (b)		15,000,000	15,071,340
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (b)		7,000,000	7,195,440
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012		8,000,000	8,247,592

			38,730,236
Sovereign Bonds 1.9%
Aries Vermogensverwaltungs GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	338,978
Government of Ukraine, REG S, 6.75%, 11/14/2017		990,000	584,100
Republic of Argentina, GDP Linked Note, 12/15/2035		1,540,000	31,859
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	15,974
9.1%, 9/20/2012	EGP	850,000	150,412
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	128,250

Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	152,806
Republic of Indonesia:
REG S, 6.875%, 1/17/2018		1,700,000	1,530,000
REG S, 8.5%, 10/12/2035		220,000	201,300
Republic of Panama:
6.7%, 1/26/2036		630,000	607,950
7.125%, 1/29/2026		330,000	330,000
7.25%, 3/15/2015		300,000	321,750
8.875%, 9/30/2027		100,000	114,250
Republic of Peru, 7.125%, 3/30/2019		1,900,000	2,052,000
Republic of Philippines, 7.75%, 1/14/2031		100,000	101,375
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		270,000	202,500
Russian Federation, REG S, 7.5%, 3/31/2030		48,000	46,727
State of Qatar, REG S, 9.75%, 6/15/2030		410,000	547,350

			7,457,581
US Government Agency 0.9%
Federal National Mortgage Association, 6.625%, 11/15/2030		2,715,000	3,424,342
US Treasury Obligations 4.8%
US Treasury Bill, 0.26% ***, 6/11/2009 (d)		1,265,000	1,264,914
US Treasury Bonds:
3.5%, 2/15/2039		1,000,000	906,090
4.75%, 2/15/2037		1,800,000	1,999,406
6.0%, 2/15/2026		8,000,000	9,947,504
US Treasury Note, 2.75%, 2/15/2019		5,000,000	4,842,950

			18,960,864

Total Government & Agency Obligations (Cost $70,139,207)			68,573,023
Loan Participations and Assignments 0.1%
Sovereign Loans
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	73,800
Gazprombank, 7.25%, 2/22/2010	RUB	2,400,000	67,052
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	205,275

Total Loan Participations and Assignments (Cost $471,854)			346,127
Municipal Bonds and Notes 4.8%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (e)		1,540,000	1,361,021
California, State Build America Bonds, 7.5%, 4/1/2034		1,000,000	1,040,960
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (e)		3,325,000	2,001,716
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		3,555,000	3,571,815
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (e)		915,000	854,949
McLennan County, TX, General Obligation, Junior College, 5.0%, 8/15/2032 (e)		985,000	992,112
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040		720,000	788,472
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,493,372
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038		1,430,000	1,414,871
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	895,770
4.875%, 9/15/2017		315,000	313,315
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)		3,280,000	3,276,622

Total Municipal Bonds and Notes (Cost $20,008,741)			19,004,995

Preferred Securities 0.2%
Financials
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031					790,000	236,697
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (f)					2,100,000	609,000

Total Preferred Securities (Cost $3,114,873)						845,697
					Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $77,000)					3,500	45,150
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.66% (g) (h) (Cost $19,055,360)					19,055,360	19,055,360
Cash Equivalents 11.1%
Cash Management QP Trust, 0.46% (g) (Cost $43,512,540)					43,512,540	43,512,540
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $450,811,390) †					108.7	426,372,028
Other Assets and Liabilities, Net					(8.7)	(34,103,777)

Net Assets					100.0	392,268,251

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Pliant Corp.	11.85%	6/15/2009	5	USD	5	2
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2009.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $451,641,857. At April 30, 2009, net unrealized depreciation for all securities based on tax cost was $25,269,829. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,138,989 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,408,818.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2009 amounted to $18,403,019 which is 4.7% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At April 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio
Ambac Financial Group, Inc.						0.7
Financial Security Assurance, Inc.						1.0
National Public Finance Guarantee Corp.						0.3
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.

(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
GDP: Gross Domestic Product
LIBOR: Represents the London InterBank Offered Rate.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	6/19/2009	50	6,095,185	6,046,875	(48,310)
British Pound Currency	6/15/2009	32	2,839,506	2,964,000	124,494
Euro Currency	6/15/2009	43	6,882,561	7,127,788	245,227
Total net unrealized appreciation	321,411

As of April 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	907,965	BRL	2,200,000	5/15/2009	92,774
USD	641,355	MXN	10,000,000	5/15/2009	80,862
USD	284,949	TRY	488,688	5/15/2009	19,231
Total unrealized appreciation	192,867

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

EUR	250,000	USD	322,175	5/15/2009	(8,582)
MXN	10,000,000	USD	701,607	5/15/2009	(20,611)
RUB	6,500,000	USD	175,395	5/15/2009	(20,031)
TRY	488,688	USD	283,166	5/15/2009	(21,014)
BRL	2,200,000	USD	889,104	5/15/2009	(111,635)
Total unrealized depreciation	(181,873)

Currency Abbreviations
BRL	Brazilian Real	RUB	Russian Ruble
EGP	Egyptian Pound	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 19,100,510	$ 321,411
Level 2	406,756,539	10,994
Level 3	514,979	-
Total	$ 426,372,028	$ 332,405

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at April 30, 2009:

Investments in Securities
Balance as of January 31, 2009	$ 626,682
Total realized gain (loss)	(76,196)
Change in unrealized appreciation (depreciation)	183,064
Amortization premium/discount	-
Net purchases (sales)	(218,571)
Net transfers in (out) of Level 3	-
Balance as of April 30, 2009	$ 514,979
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2009	$ 120,340

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of April 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (48,310)	$ -
Foreign Exchange Contracts	$ 369,721	$ 10,994
Credit Contracts	$ -	$ -
Equity Contracts	$ -	$ -
Other Contracts	$ -	$ -

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund may also invest in currency futures for non-hedging purposes to seek to enhance potential gains. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also use forward foreign currency exchange contracts for non-hedging purposes to seek to enhance potential gains. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009